Offerings - Offering: 1	Oct. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	59.44
Maximum Aggregate Offering Price	$ 35,664,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,102.77
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of the registrant's common stock, $0.01 par value (the "Common Stock"), which become issuable under the Amended and Restated Innodata Inc. Equity Compensation Plan, by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (b) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on October 23, 2026.